Earnings Per Share - Calculation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net income	$ 329,857	$ 138,712	$ 1,450,883	$ 539,487	$ 20,349	$ 1,328,574	$ 2,010,719
Net income attributable to non-controlling interests	304,611					1,247,079
Net income attributable to UWM Holdings Corporation	25,246					81,495
Net income attributable to Class A common shareholders	25,246					81,495
Net income attributable to Class A common shareholders - diluted	$ 254,701					$ 887,166
Weighted average shares of Class A common stock outstanding - basic (in shares)	101,106,023					102,247,594
Weighted average shares of Class A common stock outstanding - diluted (in shares)	1,603,710,511					1,604,567,758
Earnings per share of Class A common stock outstanding - basic (in usd per share)	$ 0.25					$ 0.80
Earnings per share of Class A common stock outstanding - diluted (in usd per share)	$ 0.16					$ 0.55